SEI Structured Credit Fund, L.P.

Schedule of Investments (Unaudited)

September 30, 2019

Description	Par Value	Fair Value

ASSET-BACKED SECURITIES (A) — 106.3%

CANADA — 2.1%
Callidus ABL CLO, Ser 2016-1A, Cl A
3.990%, 12/07/21 (B)	$14,361,788	$14,060,191
Callidus ABL CLO, Ser 2016-1A, Cl B
5.430%, 12/07/21 (B)	11,500,000	11,148,100
Callidus ABL CLO, Ser 2016-1A, Cl C
6.790%, 12/07/21 (B)	7,000,000	6,754,300
Callidus ABL CLO, Ser 2016-1A, Cl D
9.290%, 12/07/21 (B)	5,250,000	4,953,900

		36,916,491

CAYMAN ISLANDS — 78.6%
ABPCI Direct Lending Fund CLO I, Ser 2019-1A, Cl CR
6.798%, VAR ICE LIBOR USD 3 Month+4.520% 07/20/29 (B)	12,466,000	12,105,857
ABPCI Direct Lending Fund CLO V, Ser 2019-5A, Cl C
7.278%, VAR ICE LIBOR USD 3 Month+5.000% 04/20/31 (B)	13,000,000	12,802,400
Apex Credit CLO, Ser 2018-2A, Cl E
8.808%, VAR ICE LIBOR USD 3 Month+6.530% 10/20/31 (B)	14,300,000	13,013,000
Apex Credit CLO, Ser 2018-2A, Cl F
11.258%, VAR ICE LIBOR USD 3 Month+8.980% 10/20/31 (B)	7,600,000	6,460,000
Arch Street CLO, Ser 2018-2A, Cl DR
6.028%, VAR ICE LIBOR USD 3 Month+3.750% 10/20/28 (B)	8,000,000	7,878,400
B&M CLO, Ser 2014-1A, Cl E
8.072%, VAR ICE LIBOR USD 3 Month+5.750% 04/16/26 (B)	5,250,000	4,305,000
Battalion CLO IV, Ser 2013-4A, Cl SUB
10/22/25 (B)(C)	31,800,000	159,000
Battalion CLO IX, Ser 2018-9A, Cl ER
8.251%, VAR ICE LIBOR USD 3 Month+6.250% 07/15/31 (B)	17,000,000	15,640,000
Battalion CLO VII, Ser 2014-7A, Cl SUB
07/17/28 (B)(C)	12,746,000	4,716,020
Battalion CLO VII, Ser 2018-7A, Cl ERR
10.582%, VAR ICE LIBOR USD 3 Month+8.580% 07/17/28 (B)	4,000,000	3,819,200
Battalion CLO X, Ser 2016-10A, Cl SUB
01/24/29 (B)(C)	25,270,000	20,468,700
Battalion CLO XI, Ser 2017-11A, Cl SUB
10/24/29 (B)(C)	38,324,300	29,892,954
Battalion CLO XII, Ser 2018-12A, Cl SUB
05/17/31 (B)(C)	46,533,517	38,157,484
Battalion CLO XIV, Ser 2019-14A, Cl SUB
04/20/32 (C)	47,870,000	42,781,419
Benefit Street Partners CLO, Ser 2018-5BA, Cl SUB
04/20/31 (C)	30,840,000	21,711,360
Benefit Street Partners CLO III, Ser 2013-IIIA, Cl SUB
07/20/29 (B)(C)	21,904,000	8,323,520
Benefit Street Partners CLO IV
07/20/26 (B)(C)	21,676,000	11,488,280
Benefit Street Partners CLO IX
07/20/25 (B)(C)	22,625,000	19,457,500
Benefit Street Partners CLO V
10/20/26 (B)(C)	19,200,000	564,480
Benefit Street Partners CLO VI, Ser 2015-VIA, Cl SUB
10/18/29 (B)(C)	36,203,000	24,618,040
Benefit Street Partners CLO VII, Ser 2015-VIII, Cl SUB
07/18/27 (C)	36,750,000	21,785,400
Benefit Street Partners CLO VIII
(B)(C)	36,680,000	26,042,800
Benefit Street Partners CLO X, Ser 2016-10A, Cl SUB
01/15/29 (B)(C)	35,364,000	22,809,780
Benefit Street Partners CLO XII, Ser 2017-12A, Cl SUB
10/15/30 (B)(C)	40,364,000	29,465,720
Benefit Street Partners CLO XIV, Ser 2018-14A, Cl SUB
04/20/31 (B)(C)	37,334,000	28,747,180

SEI Structured Credit Fund, L.P.

Schedule of Investments (Unaudited)

September 30, 2019

Description	Par Value	Fair Value

Benefit Street Partners CLO XVI, Ser 2018-16A, Cl E
8.702%, VAR ICE LIBOR USD 3 Month+6.700% 01/17/32 (B)	$4,350,000	$4,158,600
Brigade Debt Funding I, Ser 2018-1A, Cl SUB
04/25/36 (C)	55,000,000	49,390,000
Brigade Debt Funding II, Ser 2018-2A, Cl D
5.500%, 10/25/35 (B)	3,386,692	3,288,478
Cathedral Lake CLO, Ser 2014-1A, Cl SUB
10/15/29 (B)(C)	18,200,000	6,370,000
Cathedral Lake CLO, Ser 2017-1A, Cl CR
5.501%, VAR ICE LIBOR USD 3 Month+3.500% 10/15/29 (B)	5,000,000	4,662,500
Cathedral Lake CLO, Ser 2017-1A, Cl DR
9.251%, VAR ICE LIBOR USD 3 Month+7.250% 10/15/29 (B)	14,464,000	13,306,880
Cathedral Lake V, Ser 2018-5A, Cl E
8.378%, VAR ICE LIBOR USD 3 Month+6.100% 10/21/30 (B)	9,000,000	7,965,000
Cathedral Lake V, Ser 2018-5A, Cl SUB
10/21/30 (B)(C)	30,838,000	22,511,740
Dryden 75 CLO, Ser 2019-75A, Cl SUB
07/15/30 (B)(C)	24,090,000	19,392,450
Elevation CLO, Ser 2014-2A, Cl SUB
10/15/29 (B)(C)	14,400,000	5,076,000
Elevation CLO, Ser 2017-2A, Cl ER
8.351%, VAR ICE LIBOR USD 3 Month+6.350% 10/15/29 (B)	7,500,000	7,008,945
Elevation CLO, Ser 2017-2A, Cl FR
10.641%, VAR ICE LIBOR USD 3 Month+8.640% 10/15/29 (B)	8,550,000	8,187,636
Elevation CLO, Ser 2017-8A, Cl F
10.136%, 10/25/30	6,650,000	5,827,047
Elevation CLO, Ser 2018-10A, Cl E
8.568%, VAR ICE LIBOR USD 3 Month+6.290% 10/20/31 (B)	14,000,000	12,763,897
Elevation CLO, Ser 2018-10A, Cl SUB
10/20/31 (B)(C)	40,850,000	28,952,397
Evans Grove CLO, Ser 2018-1A, Cl E
8.644%, VAR ICE LIBOR USD 3 Month+6.500% 05/28/28 (B)	9,000,000	8,235,000
Figueroa CLO, Ser 2013-2A, Cl SUB
06/20/27 (B)(C)	12,967,000	5,050,646
Garrison Funding, Ser 2018-2RA, Cl A1TR
3.716%, VAR ICE LIBOR USD 3 Month+1.580% 11/20/29 (B)	13,949,000	13,809,510
Garrison Funding, Ser 2018-2RA, Cl A2R
4.586%, VAR ICE LIBOR USD 3 Month+2.450% 11/20/29 (B)	5,525,000	5,398,919
Garrison Funding, Ser 2019-1A, Cl A2L
4.857%, VAR ICE LIBOR USD 3 Month+2.750% 07/20/31 (B)	2,667,000	2,635,903
Great Lakes CLO, Ser 2014-1A, Cl ER
9.803%, 10/15/29	10,378,000	9,885,045
Great Lakes CLO, Ser 2014-1A, Cl FR
12.303%, 10/15/29	6,063,000	5,038,353
Great Lakes CLO, Ser 2014-1A, Cl SUB
10/15/29 (B)(C)	16,940,000	13,552,000
Great Lakes CLO, Ser 2015-1A, Cl ER
9.682%, 01/16/30	17,689,000	16,450,770
Great Lakes CLO, Ser 2015-1A, Cl FR
12.322%, 01/16/30	6,517,000	5,246,185
Great Lakes CLO, Ser 2015-1A, Cl SUB
01/16/30 (B)(C)	24,580,042	17,550,150
Halcyon Loan Advisors Funding, Ser 2018-2A, Cl D
9.178%, 01/22/31	15,700,000	14,701,480
Ivy Hill Middle Market Credit Fund, Ser 2013-7A, Cl SUB
10/20/29 (B)(C)	19,066,500	13,851,812
Ivy Hill Middle Market Credit Fund VII, Ser 2017-7A, Cl ER
10.008%, VAR ICE LIBOR USD 3 Month+7.730% 10/20/29 (B)	9,000,000	8,662,500
Ivy Hill Middle Market Credit Fund X, Ser 2018-10A, Cl DR
9.580%, VAR ICE LIBOR USD 3 Month+7.280% 07/18/30 (B)	21,000,000	19,674,690
Ivy Hill Middle Market Credit Fund XII, Ser 2017-12A, Cl D
9.838%, VAR ICE LIBOR USD 3 Month+7.560% 07/20/29 (B)	20,790,000	19,541,768

SEI Structured Credit Fund, L.P.

Schedule of Investments (Unaudited)

September 30, 2019

Description	Par Value	Fair Value

Ivy Hill Middle Market Credit Fund XII, Ser 2017-12A, Cl SUB
07/20/29 (B)(C)	$4,200,000	$3,507,000
Ivy Hill Middle Market Credit Fund XIV, Ser 2018-14A, Cl D
9.370%, 04/18/30	15,555,000	14,130,162
Ivy Hill Middle Market Credit Fund XIV, Ser 2018-14A, Cl SUB
04/18/30 (B)(C)	11,667,000	9,695,277
Lockwood Grove CLO, Ser 2014-1A, Cl ERR
8.126%, 01/25/30	17,100,000	14,877,000
Lockwood Grove CLO, Ser 2014-1A, Cl SUB
01/25/30 (B)(C)	25,988,000	17,606,870
MCF CLO VIII, Ser 2018-1A, Cl SUB
07/18/30 (B)(C)	27,710,000	25,493,200
Monroe Capital MML CLO, Ser 2018-1A, Cl ER
9.528%, VAR ICE LIBOR USD 3 Month+7.250% 07/22/28 (B)	15,000,000	13,747,500
Mountain View CLO, Ser 2017-1A, Cl DR
6.151%, VAR ICE LIBOR USD 3 Month+4.150% 10/12/30 (B)	2,000,000	1,955,000
Mountain View CLO, Ser 2017-1A, Cl ER
9.701%, VAR ICE LIBOR USD 3 Month+7.700% 10/12/30 (B)	10,000,000	9,250,000
Neuberger Berman CLO XV, Ser 2013-15A, Cl SUB
10/15/29 (B)(C)	19,868,600	7,947,440
Neuberger Berman CLO XV, Ser 2017-15A, Cl FR
10.481%, VAR ICE LIBOR USD 3 Month+8.480% 10/15/29 (B)	4,200,000	3,782,100
Neuberger Berman CLO XVI-S, Ser 2018-16SA, Cl SUB
01/15/28 (B)(C)	17,822,117	13,723,030
Neuberger Berman CLO XXII, Ser 2016-22A, Cl SUB
10/17/30 (B)(C)	26,625,000	15,176,250
Neuberger Berman CLO XXII, Ser 2016-22A, Cl SUBF
0.100%, 10/17/30 (B)	818,231	327,292
Neuberger Berman Loan Advisers CLO 24, Ser 2017-24A, Cl INC
04/19/30 (B)(C)	15,000,000	9,300,000
Neuberger Berman Loan Advisers CLO 25, Ser 2017-25A, Cl INC
10/18/29 (B)(C)	16,000,000	10,240,000
Neuberger Berman Loan Advisers CLO 26, Ser 2017-26A, Cl INC
10/18/30 (B)(C)	13,600,000	9,656,000
Neuberger Berman Loan Advisers CLO 27, Ser 2018-27A, Cl INC
01/15/30 (B)(C)	12,000,000	8,640,000
Neuberger Berman Loan Advisers CLO 27, Ser 2018-27A, Cl SUBN
0.072%, 01/15/30 (B)	295,867	156,810
Neuberger Berman Loan Advisers CLO 29, Ser 2018-29A, Cl 1ISR
10/19/31 (B)(C)	92,000	82,800
Neuberger Berman Loan Advisers CLO 29, Ser 2018-29A, Cl 2ISR
10/19/31 (B)(C)	331,457	298,311
Neuberger Berman Loan Advisers CLO 29, Ser 2018-29A, Cl INC
10/19/31 (B)(C)	18,000,000	12,600,000
Neuberger Berman Loan Advisers CLO 29, Ser 2018-29A, Cl SPRI
0.110%, 10/19/31 (B)	800,000	752,000
Neuberger Berman Loan Advisers CLO 30, Ser 2019-30A, Cl INC
01/20/31 (B)(C)	4,050,000	3,059,775
Neuberger Berman Loan Advisers CLO 32, Ser 2019-32A, Cl INC
01/19/32 (B)(C)	18,300,000	13,725,000
Neuberger Berman Loan Advisers CLO 32, Ser 2019-32A, Cl SINC
0.051%, 01/19/32 (B)	1,325,406	1,325,406
NewStar Fairfield Fund CLO, Ser 2015-2A, Cl SUB
04/20/30 (B)(C)	50,029,000	30,637,760
NewStar Fairfield Fund CLO, Ser 2018-2A, Cl CN
5.858%, VAR ICE LIBOR USD 3 Month+3.580% 04/20/30 (B)	4,300,000	3,888,533
NewStar Fairfield Fund CLO, Ser 2018-2A, Cl DN
9.658%, VAR ICE LIBOR USD 3 Month+7.380% 04/20/30 (B)	12,600,000	11,214,252
OCP CLO, Ser 2017-13A, Cl SUB
07/15/30 (B)(C)	11,500,000	8,497,350
OCP CLO, Ser 2017-14A, Cl SUB
11/20/30 (B)(C)	16,333,000	10,779,780

SEI Structured Credit Fund, L.P.

Schedule of Investments (Unaudited)

September 30, 2019

Description	Par Value	Fair Value

OCP CLO, Ser 2017-6A, Cl ER
10.062%, VAR ICE LIBOR USD 3 Month+8.060% 10/17/30 (B)	$10,800,000	$9,482,400
OCP CLO, Ser 2019-16A, Cl SUB
01/20/32 (B)(C)	9,000,000	6,796,800
OCP CLO, Ser 2019-17A, Cl D
6.247%, VAR ICE LIBOR USD 3 Month+3.950% 07/20/32 (B)	5,000,000	5,015,000
OCP CLO, Ser 2019-17A, Cl E
8.957%, VAR ICE LIBOR USD 3 Month+6.660% 07/20/32 (B)	1,500,000	1,434,195
OCP CLO, Ser 2019-17A, Cl SUB
07/20/32 (B) (C)	15,000,000	12,828,000
Peaks CLO, Ser 2018-3A, Cl A2
3.976%, VAR ICE LIBOR USD 3 Month+1.700% 01/25/31 (B)	9,500,000	9,452,500
Shackleton CLO, Ser 2018-6RA, Cl F
10.372%, VAR ICE LIBOR USD 3 Month+8.370% 07/17/28 (B)	4,510,000	4,244,361
Shackleton CLO, Ser 2018-6RA, Cl SU
07/17/28 (C)	19,200,000	13,440,000
Shackleton CLO, Ser 2019-14A, Cl SUB
07/20/30 (B)(C)	15,750,000	12,600,000
TCW CLO, Ser 2017-1A, Cl SUB
07/29/29 (B)(C)	26,999,000	18,021,832
TCW CLO, Ser 2018-1A, Cl E
8.326%, VAR ICE LIBOR USD 3 Month+6.050% 04/25/31 (B)	10,000,000	8,922,400
TCW CLO, Ser 2018-1A, Cl SUB
04/25/31 (B)(C)	29,703,000	21,323,784
TCW CLO, Ser 2019-2A
(C)	13,500,000	13,500,000
Telos CLO, Ser 2018-5A, Cl DR
5.302%, VAR ICE LIBOR USD 3 Month+3.300% 04/17/28 (B)	18,758,000	17,491,835
Telos CLO, Ser 2018-5A, Cl ER
8.562%, VAR ICE LIBOR USD 3 Month+6.560% 04/17/28 (B)	24,500,000	21,131,250
Trinitas CLO III, Ser 2018-3A, Cl DR
4.801%, VAR ICE LIBOR USD 3 Month+2.800% 07/15/27 (B)	6,625,000	6,095,000
Trinitas CLO X, Ser 2019-10A, Cl E
8.901%, VAR ICE LIBOR USD 3 Month+6.900% 04/15/32 (B)	15,000,000	14,512,500
Venture 28 CLO, Ser 2017-28AA, Cl SUB
10/20/29 (B)(C)	25,000,000	16,750,000
Venture 35 CLO, Ser 2018-35A, Cl SUB
10/22/31 (B)(C)	26,039,000	16,339,473
Venture XII CLO, Ser 2018-12A, Cl ERR
7.644%, VAR ICE LIBOR USD 3 Month+5.500% 02/28/26 (B)	8,400,000	8,043,000
Venture XXVI CLO, Ser 2017-26A, Cl SUB
01/20/29 (B)(C)	10,526,000	6,420,860
Venture XXVIII CLO, Ser 2017-28A, Cl SUB
07/20/30 (B)(C)	21,122,000	14,574,180
Voya CLO, Ser 2015-3A, Cl ER
10.778%, VAR ICE LIBOR USD 3 Month+8.500% 10/20/31 (B)	18,400,000	16,669,664
Voya CLO, Ser 2015-3A, Cl SUB
10/20/31 (B)(C)	56,700,000	36,877,680

		1,403,398,407

IRELAND — 12.1%
Apex Credit CLO, Ser 2017-1A, Cl C
5.083%, VAR ICE LIBOR USD 3 Month+2.800% 04/24/29 (B)	3,265,000	3,246,651
Apex Credit CLO, Ser 2017-1A, Cl D
5.883%, VAR ICE LIBOR USD 3 Month+3.600% 04/24/29 (B)	5,485,000	5,238,175
Apex Credit CLO, Ser 2017-1A, Cl E
8.633%, VAR ICE LIBOR USD 3 Month+6.350% 04/24/29 (B)	10,500,000	9,502,500
Battalion CLO V, Ser 2014-5A, Cl SUB
04/17/26 (B)(C)	33,031,000	644,104
Battalion CLO VIII, Ser 2015-8A, Cl SUB
04/18/30 (B)(C)	23,307,000	14,217,270
Battalion CLO VIII, Ser 2017-8A, Cl D1R
9.003%, VAR ICE LIBOR USD 3 Month+7.000% 07/18/30 (B)	23,994,000	23,574,105

SEI Structured Credit Fund, L.P.

Schedule of Investments (Unaudited)

September 30, 2019

Description	Par Value	Fair Value

Benefit Street Partners CLO I, Ser 2012-IA, Cl SUB
10/15/23 (B)(C)	$8,650,000	$34,600
Benefit Street Partners CLO II, Ser 2013-IIA, Cl SUB
07/15/24 (B)(C)	23,450,000	9,849,000
Cathedral Lake CLO III, Ser 2015-3A, Cl SUB
01/15/26 (B)(C)	29,485,000	20,418,363
Cerberus Loan Funding XVIII, Ser 2017-1A, Cl E
8.751%, VAR ICE LIBOR USD 3 Month+6.750% 04/15/27 (B)	18,000,000	17,550,000
CVP Cascade CLO, Ser 2014-2A, Cl D
7.100%, VAR ICE LIBOR USD 3 Month+4.800% 07/18/26 (B)	2,462,000	2,113,627
CVP Cascade CLO, Ser 2014-2A, Cl E
8.100%, VAR ICE LIBOR USD 3 Month+5.800% 07/18/26 (B)	8,000,000	7,240,000
ICE Global Credit CLO, Ser 2013-1A, Cl INC
04/20/24 (B)(C)	12,500,000	125,000
JFIN MM CLO, Ser 2014-1A, Cl E
8.778%, VAR ICE LIBOR USD 3 Month+6.500% 04/20/25 (B)	12,500,000	12,468,750
JFIN Revolver CLO, Ser 2017-5A, Cl B
5.300%, 04/20/24 (B)	19,000,000	18,857,500
JFIN Revolver CLO, Ser 2017-5A, Cl C
7.150%, 04/20/24 (B)	14,500,000	14,373,125
Longfellow Place CLO, Ser 2017-1A, Cl DRR
6.501%, AR ICE LIBOR USD 3 Month+4.500% 04/15/29 (B)	836,000	799,968
Longfellow Place CLO, Ser 2017-1A, Cl ERR
9.701%, AR ICE LIBOR USD 3 Month+7.700% 04/15/29 (B)	4,000,000	3,806,000
Longfellow Place CLO, Ser 2017-1A, Cl FRR
10.501%, VAR ICE LIBOR USD 3 Month+8.500% 04/15/29 (B)	7,362,500	6,258,125
Neuberger Berman CLO XVII, Ser 2014-17A, Cl SUB
04/22/29 (B)(C)	5,900,000	2,920,500
OCP CLO, Ser 2017-4A, Cl ER
10.133%, VAR ICE LIBOR USD 3 Month+7.850% 04/24/29 (B)	8,250,000	6,868,125
Shackleton CLO, Ser 2014-6A, Cl SUB
07/17/26 (B)(C)	23,850,000	71,550
TCP Waterman CLO, Ser 2016-1A, Cl B
5.569%, VAR ICE LIBOR USD 3 Month+3.450% 12/15/28 (B)	3,000,000	2,956,260
Valhalla CLO, Ser 2004-1A, Cl EIN
08/01/20 (B)	6,500,000	1,300,000
Venture CDO, Ser 2016-25A, Cl SUB
04/20/29 (B)(C)	11,620,000	7,669,200
Zohar CDO, Ser 2007-3A, Cl A2
2.952%, VAR ICE LIBOR USD 3 Month+0.550% 04/15/19 (B)(D)	90,000,000	18,225,000
Zohar CDO, Ser 2007-3A, Cl A3
3.152%, VAR ICE LIBOR USD 3 Month+0.750% 04/15/19 (B)	56,000,000	5,600,000

		215,927,498

JERSEY — 1.3%
Saranac CLO I, Ser 2017-1A, Cl ER
9.967%, VAR ICE LIBOR USD 3 Month+7.700% 07/26/29 (B)	18,000,000	16,380,000
Saranac CLO VII, Ser 2017-2A, Cl ER
8.856%, VAR ICE LIBOR USD 3 Month+6.720% 11/20/29 (B)	7,750,000	6,684,375

		23,064,375

UNITED STATES — 12.2%
Battalion CLO XVI Warehouse Note
(C)	18,750,000	18,750,000
Benefit Street Partners Warehouse Note
(C)	24,375,000	24,216,562
Brigade Debt Funding II, Ser 2018-2A, Cl SUB
10/25/35 (B)(C)	20,000,000	17,900,000
Ivy Hill IV
07/03/21 (D)	85,000,000	77,350,000
NewStar Berkeley Fund CLO, Ser 2016-1A, Cl E
10.026%, VAR ICE LIBOR USD 3 Month+7.750% 10/25/28 (B)	23,142,000	22,378,314
NewStar Berkeley Fund CLO, Ser 2016-1A, Cl SUB
10/25/28 (B)(C)	32,718,000	17,667,720

SEI Structured Credit Fund, L.P.

Schedule of Investments (Unaudited)

September 30, 2019

Description	Par Value/Shares	Fair Value

NewStar Berkeley Fund CLO, Ser 2019-1A, Cl DR
7.026%, VAR ICE LIBOR USD 3 Month+4.750% 10/25/28 (B)	$5,269,000	$5,212,622
NewStar Clarendon Fund CLO, Ser 2015-1A, Cl E
8.326%, VAR ICE LIBOR USD 3 Month+6.050% 01/25/27 (B)	23,726,000	22,112,632
NewStar Exeter Fund CLO, Ser 2015-1RA, Cl E
9.478%, VAR ICE LIBOR USD 3 Month+7.200% 01/20/27 (B)	9,000,000	8,707,500
Voya CLO, Ser 2019-1A, Cl SUB
04/15/29 (B)(C)	4,300,000	3,945,250

		218,240,600

Total Asset-Backed Securities (Cost $1,824,934,332)		1,897,547,371

CASH EQUIVALENT (E) (F) — 1.6%

UNITED STATES — 1.6%
SEI Daily Income Trust Government Fund, Cl F, 1.800%	29,406,032	29,406,032

Total Cash Equivalent (Cost $29,406,032)		29,406,032

Total Investments — 107.9% (Cost $1,854,340,364)		$1,926,953,403

Percentages based on Limited Partners’ Capital of $1,785,538,518.

Transactions with affiliated funds during the period ended September 30, 2019 are as follows:

	Value of Shares Held as of 12/31/2018	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Value of Shares Held as of 9/30/2019	Dividend Income
SEI Daily Income Trust Government Fund, Cl F	$3,608,008	$345,643,404	($319,845,380)	$—	$29,406,032	$875,576

CDO — Collateralized Debt Obligation

Cl — Class

CLO — Collateralized Loan Obligation

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

Ser — Series

VAR — Variable

(A)	Securities considered illiquid. The total value of such securities as of September 30, 2019 was $1,897,547,371 and represented 106.3% of Partners’ Capital.
(B)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended. At September 30, 2019, the market value of Rule 144A positions amounted to $1,528,466,587 or 85.6% of Limited Partners’ Capital.

(C)	Represents equity/residual tranche investments in which estimated effective yields are applied.
(D)

Security fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of September 30, 2019 was $95,575,000 and represented 5.4% of Limited Partners’ Capital.

(E)	Rate shown is the 7-day effective yield as of September 30, 2019.
(F)	Investment in affiliated security.

Various inputs are used in determining the fair value of investments. For more information on valuation inputs and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statement.

The following is a summary of the inputs used as of September 30, 2019 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Asset-Backed Securities	$—	$—	$1,897,547,371	$1,897,547,371
Cash Equivalent	29,406,032	—	—	29,406,032

Total Investments in Securities	$29,406,032	$—	$1,897,547,371	$1,926,953,403

(1)    Of the $1,897,547,371 in Level 3 securities as of September 30, 2019, $1,801,972,371 was valued via dealer quotes.

SEI Structured Credit Fund, L.P.

Schedule of Investments (Unaudited)

September 30, 2019

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Asset-Backed Securities
Beginning balance as of January 1, 2019	$1,862,566,437
Accrued discounts/premiums	713,788
Realized gain/(loss)	8,147,763
Change in unrealized appreciation/(depreciation)	90,126,239
Proceeds from sales	(325,926,173)
Purchases	261,919,317

Ending balance as of September 30, 2019	$1,897,547,371

Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$92,900,565

For the period ended September 30, 2019, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities. Transfers, if any, are recognized at year end.

Amounts designated as “—” are $0 or have been rounded to $0.